Pzena Mid Cap Value Fund
Schedule of Investments
May 31, 2024 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Fair Value
Basic Materials - 8.9%
Dow, Inc.	108,414	$6,247,899
FMC Corp.	46,641	2,842,769
Olin Corp.	78,294	4,209,085
		13,299,753

Consumer Discretionary - 19.8%
Advance Auto Parts, Inc.	47,816	3,377,722
Charter Communications, Inc. - Class A(a)	13,593	3,902,822
Dollar General Corp.	26,968	3,692,189
Gap, Inc.	55,213	1,598,969
Gildan Activewear, Inc.	92,471	3,538,865
Lear Corp.	38,836	4,868,093
Magna International, Inc.	85,391	3,860,527
Newell Brands, Inc.	266,306	2,055,882
PVH Corp.	22,915	2,750,029
		29,645,098

Consumer Staples - 2.7%
Tyson Foods, Inc. - Class A	69,462	3,976,700

Energy - 1.8%
NOV, Inc.	146,001	2,747,739

Financials - 23.6%
Axis Capital Holdings, Ltd.	44,448	3,283,818
CNO Financial Group, Inc.	163,645	4,694,975
Comerica, Inc.	27,060	1,386,555
Corebridge Financial, Inc.	100,893	2,943,049
Equitable Holdings, Inc.	125,021	5,187,121
Fidelity National Financial, Inc.	59,978	3,020,492
Fifth Third Bancorp	99,320	3,716,554
Globe Life, Inc.	39,556	3,273,655
KeyCorp	130,835	1,880,099
MetLife, Inc.	31,649	2,290,438
Voya Financial, Inc.	47,312	3,587,196
		35,263,952

Health Care - 14.7%
Baxter International, Inc.	144,363	4,921,335
Fresenius Medical Care AG & Co. KGaA - ADR	178,797	3,803,012
Henry Schein, Inc.(a)	47,888	3,320,554
Humana, Inc.	12,745	4,564,239
Universal Health Services, Inc. - Class B	27,781	5,272,834
		21,881,974

Industrials - 9.3%
Capital One Financial Corp.	22,624	3,113,741
CH Robinson Worldwide, Inc.	41,395	3,575,286
Global Payments, Inc.	32,938	3,354,735
JELD-WEN Holding, Inc.(a)	244,811	3,797,019
		13,840,781

Technology - 14.7%
Avnet, Inc.	78,704	4,297,238
Cognizant Technology Solutions Corp. - Class A	46,993	3,108,587
Concentrix Corp.	58,326	3,577,134
Leidos Holdings, Inc.	13,155	1,934,443
Skyworks Solutions, Inc.	25,428	2,356,158
SS&C Technologies Holdings, Inc.	59,183	3,672,305
TE Connectivity, Ltd.	19,843	2,970,497
		21,916,362

Utilities - 2.6%
Edison International	51,193	3,934,182
TOTAL COMMON STOCKS (Cost $127,018,683)		146,506,541

SHORT-TERM INVESTMENT - 0.4%
Money Market Fund - 0.4%
Fidelity Institutional Government Portfolio – Institutional Class, 5.21%(b)	675,050	675,050
TOTAL SHORT-TERM INVESTMENT (Cost $675,050)		675,050

TOTAL INVESTMENTS - 98.5% (Cost $127,693,733)		147,181,591
Other Assets in Excess of Liabilities - 1.5%		2,166,831
TOTAL NET ASSETS - 100.0%		$149,348,422

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
KGaA - Kommanditgesellschaft Auf Aktien

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of May 31, 2024.

Pzena Mid Cap Value Fund
Summary of Fair Value Disclosure at May 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks	$146,506,541	$–	$–	$146,506,541
Short-Term Investment	675,050	–	–	675,050
Total Investments	$147,181,591	$–	$–	$147,181,591

Refer to the Schedule of Investments for additional information.